                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                         Quarter Ended September 30, 200
                                  (unaudited)





                             TABLE OF CONTENTS

                                                                 PAGE


      FINANCIAL STATEMENTS:

      Investment Portfolio
      For the Quarter Ended September 30, 200	(unaudited)	  3

       Statement of Assets & Liabilities			  4
      For the Quarter Ended September 30, 200	(unaudited)

      Statement of Operations                                     5
      For the Quarter Ended September 30, 200	(unaudited)

      Statement of Changes in Net Assets                          6
      For the Quarter Ended September 30, 200	(unaudited)

      Notes to Financial Statements 				7-8

                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                           Quarter Ended September 30, 200

INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        0.0%


    HEALTHCARE                          0.0%
     Ascent Pediatrics                             215,969         $9



 TOTAL EQUITY HOLDINGS (Cost $0)                       		   $9



INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS   		99.55%

 Carbon Medical Tech.- Convertable Subnote-Warrants 36,363	   $0
 Carbon Medical Technology- Common Stock           181,250      $951,563
 Carbon Medical Technology- Ser. A Pfd.            125,000      $656,250
 Carbon Medical Technology- Ser. B Pfd.             71,429      $375,002
 Domania.com Inc.                                  535,487      $250,072
 Marathon Technologies - Series B                   31,250      $0
 Marathon Technologies - Series D                   20,833      $83,332
 Sys-Tech Solutions (Common Stock)                 149,965       $0
 Sys-Tech Solutions - Series A Pfd.                  2,777      $83,310
 Sys-Tech Solutions - Series B Pfd.                  1,020      $102,000
                                                                 --------
TOTAL PRIVATE HOLDINGS (COST $2,817,405)                       $2,501,529

CASH & EQUIVALENTS                      ..45%

     State Street Checking					     $100
     Reich & Tang Short Term Money Market Fund                    $11,315
                                                                ----------
Total Cash & Equivalents (Cost $11,415)                           $11,415

TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $2,828,820)                                          $2,512,953

                                                                ---------







 The accompaning notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                         Quarter Ended September 30, 200
                                (unaudited)



                                                         Quarter Ended
                                                      	September 30, 2002
                                                        --------------
ASSETS
  Investments at Market value (Cost Basis $2,828,820)       $2,512,853
  Cash								  $100
                                                            ----------

    TOTAL ASSETS                                            $2,512,953
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                      $0
  Accrued Management Fees                                          $0
  Accrued Board of Directors Fees                              $2,500
                                                              --------

TOTAL LIABILITIES                                              $2,500
                                                              --------

NET ASSETS                                                  $2,510,453
                                                           -----------
                                                           -----------

 The accompanying notes are an integral part of these financial statements.

                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                     	   Quarter Ended September 30, 200
                                 (unaudited)



                                                      	Quarter Ended
                                                      September 30, 2002
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $45
         Interest                                           $
                                                       ---------------
      Total Income                                          $45

      Expenses:
         Management Fees                                        $0
         Board Od Directors Fee                             $2,500
	 Margin Interest				        $0
	 Miscellaneous Expense				        $0
                                                      ---------------
      Total Expenses                                        $2,500

     Net Investment Gain/loss                              ($2,455)
                                                       -------------

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Loss                                     $0
        Net Unrealized Gain/(Loss)                            $0
                                                        --------------

     Net Gain/(Loss) on Investments                           $0
                                                        --------------

     NET DECREASE IN NET ASSETS                             ($2,455)
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                       AH&H Partners Fund Limited Partnership
                         Statement of Change in Net Assets
                     	   Quarter Ended September 30, 200
                                 (unaudited)



                                                      	Quarter Ended
                                                      	September 30, 2002
                                                      ---------------
    GAIN/LOSS IN NET ASSETS

      Operations:
         Net Investment gain/loss                           ($2,455)
         Net Realized gain/loss                               $0
         Net Unrealized gain/loss                             $0
                                             	       ---------------
      Net gain/loss from operations                       ($2,455)


         Contributions to Capital                             $0

         Withdrawals from Capital			      $0
                                                      ---------------

      GAIN/LOSS IN NET ASSETS                              ($2,455)


  Adjusted Net Assets at begining of period, as adjusted  $2,512,908


     NET ASSETS AT END OF PERIOD                          $2,510,453
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                        Quarter Ended September 30, 200
                                 (unaudited)



 NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Business
   ------------------
    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940
    (the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partnership in preparation of its financial statements in conformity with generally accepted accounting principles.

    Estimates
    ---------
    The preparation of financial statements in conformity with generally accepted accounting principals requires the Partnership's management to make estmates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Cash and Cash Equivalents
    -------------------------
    The Partnership considers all highly liquid debt instruments purchased with the original maturity of three months or less to be cash equivalents. The Partnership places its temporary cash investments with high credit quality financial institutions.

    Security Valuation
    ------------------
    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short
    ---------------------
    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       Quarter Ended September 30, 200
                                   (unaudited)

 NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)


     Securities Transactions and Investment Income
    ---------------------------------------------
    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.


     Income Taxes
     ------------

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 NOTE 2 - INVESTMENTS IN TRADING SECURITIES
 ------------------------------------------

    The securities portfolio was comprised of equity securities classified as trading in conjunction with FASB No. 115, Accounting for Debt and Equity Securities. Investments owned by the Company are valued at their fair market value with any unrealized gain or loss reflected in income. Securities transactions (and any related gains or losses on sales) are recorded on a settlement date basis.

    The total unrealized holding gain/loss on trading securities was $0. The total realized gain/loss on securities sold was $0 for the Quarter Ended September 30, 200.


  NOTE 3 - INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH
  -------------------------------------------------------------
  RELATED PARTIES.
  ----------------

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the Quarter Ended September 30, 2002, the Managing general Partner received fees of $0 for investment advisory services.


 NOTE 4 - INVESTMENT TRANSACTIONS
 --------------------------------

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the Quarter Ended September 30, 2002 aggregated $0 and $0 respectively.

 NOTE 5 - TERMINATION
 --------------------
    On December 27, 2001, the managing directors of the Partnership voted unanimously in accordance the Partnership's Amended and Restated Agreement of Limited Partnership to terminate, dissolve and not reconstitute the Partnership. The Advisory General Partner ( Adams, Harkness & Hill, Inc.) must liquidate and distribute the Partnership's assets in accordance with
    Article 18 of the amended and Restated Agreement of Limited Partnership.

 NOTE 6 - SUBSEQUENT EVENT
 -------------------------------------
   On January 15, 2002, February 15, 2002 and March 31, 2002 the Partnerership made distributions totaling $13,209,300, pursuant to the December 27, 2001 vote to terminate and dissolve the Partnership. Further disbursements of net assets will be determined by the Managing General Partner. The managing directors also decided to immediately suspend the Partnership's periodic redemption of its interests because the Partnership can no longer fairly determine the value of the Partnership's net assets value due to the need to dispose of the Partnership's assets, a portion of which have no public trading market.

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